Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	84 Months Ended	132 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000019441_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Magellan® Fund
C000019441_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000019441_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,901
C000019441_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,332
C000019441_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,617
C000019441_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,503
C000019441_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,406
C000019441_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,504
C000019441_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,069
C000019441_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,487
C000019441_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,100
C000019441_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,251
C000019441_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000019441_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019441_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000019441_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000019441_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000019441_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000019441_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000019441_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000019441_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000019441_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000019441_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000019441_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000064273_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000064273_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064273_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,911
C000064273_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,355
C000064273_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,657
C000064273_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,563
C000064273_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,459
C000064273_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,599
C000064273_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,207
C000064273_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,619
C000064273_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,311
C000064273_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,511
C000064273_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000064273_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064273_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000064273_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000064273_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000064273_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000064273_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000064273_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000064273_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000064273_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000064273_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000064273_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000212498_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Magellan® K6 Fund
C000212498_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212498_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,617
C000212498_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,443
C000212498_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,218
C000212498_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,539
C000212498_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,424
C000212498_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,266
C000212498_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000212498_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212498_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,078
C000212498_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,193
C000212498_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,414
C000212498_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,145
C000212498_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,671
C000212498_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 21,294